Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1 — Description of Business

Myomo Inc. (“Myomo” or the Company”) is a wearable medical robotics company that develops, designs, and produces myoelectric orthotics for people with neuromuscular disorders. The MyoPro ® myoelectric upper limb orthosis product is registered with the U.S. Food and Drug Administration as a Class II medical device. The Company sells its products to orthotics and prosthetics (O&P) providers, the Veterans Health Administration, rehabilitation hospitals, and through distributors. Recently, the Company has begun providing devices directly to patients and billing their insurance companies directly, often utilizing the clinical services of O&P providers for which they are paid a fee. The Company was incorporated in the State of Delaware on September 1, 2004 and is headquartered in Cambridge, Massachusetts.

Note 1 — Description of Business

Myomo Inc. (“Myomo” or the Company”) is a wearable medical robotics company that develops, designs, and produces myoelectric orthotics for people with neuromuscular disorders. The MyoPro ® myoelectric upper limb orthosis product is registered with the Food and Drug Administration as a Class II medical device. The Company sells the product to orthotics and prosthetics (O&P) providers, the Veterans Health Administration (VA), rehabilitation hospitals, and through distributors. Recently, the Company has begun providing devices directly to patients and billing their insurance companies directly, utilizing the clinical services of O&P providers for which they are paid a fee. The Company was incorporated in the State of Delaware on September 1, 2004 and is headquartered in Cambridge, Massachusetts.

Initial Public Offering under Regulation A and Private Placement under Regulation D

On June 9, 2017, the Company completed its initial public offering (“IPO”) under Regulation A of the Securities Act of 1933, as amended, raising $4,991,235, before selling agent and other offering expenses of $1,061,157, through the sale of 665,498 shares of its common stock at a price to the public of $7.50 per share. On June 9, 2017, concurrent with the closing of the IPO, the Company also closed on a private placement under Regulation D Rule 506(b) pursuant to which it sold to accredited investors an aggregate of 557,216 units at $5.25 per unit, for aggregate proceeds of $2,925,385, before offering expenses of $2,500. Each unit consisted of one share of common stock and a three-year warrant to purchase one share of common stock exercisable for $7.50 per share. The combined aggregate gross proceeds raised were $7,916,620.

In connection with the closing of the Company’s IPO on June 9, 2017, the Company filed an amended and restated certificate of incorporation and restated bylaws, both of which were approved by the Company’s board of directors and stockholders on October 23, 2016. Pursuant to the amended and restated certificate of incorporation, the Company is authorized to issue up to 125,000,000 shares of stock, consisting of 100,000,000 shares of common stock, par value $0.0001 and 25,000,000 shares of undesignated Preferred Stock, par value of $0.0001.

Follow-on Public Offering

On December 4, 2017, the Company completed a follow-on public offering (“FPO”) in which the Company sold 4,175,000 shares of its common stock and 4,175,000 warrants to purchase shares of its common stock, at a price to the public of $2.40. The warrants, of which warrants to purchase 3,560,894 shares of common stock were outstanding as of December 31, 2018, are exercisable at an exercise price of $2.95 per share of common stock, and they expire on December 4, 2022. See Note 14 – Subsequent Events. On December 6, 2017, the Company’s underwriters on the FPO exercised in full its option to purchase 626,250 shares of common stock and accompanying warrant at a combined price to the public of $2.40 per combination. After giving effect to the full exercise of the over-allotment, the Company sold an aggregate of 4,801,250 shares of common stock and accompanying warrants to purchase an aggregate of 4,801,250 shares of common stock, raising $11,523,000 before underwriting discounts and other offering expenses of $1,115,000.